Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2014
Related Party Transactions
Schedule of amounts involving related parties included in financial statements

	Successor	Predecessor
		Period beginning April 1, 2014, and ending May 13, 2014
Income Statement	Three Months Ended June 30, 2014		Three Months Ended June 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
Expense (income):
Operational Expenses paid by AerCap Ireland Capital Limited on our behalf	$7,098	$—	$—
Effect from derivative contracts with AIG Markets, Inc.(a)	(1,524)	138	297
Interest on derivative contracts with AIG Markets, Inc.	1,522	829	3,207
Corporate costs from AIG, including allocations	—	2,431	9,484
Interest on time deposit account with AIG Markets(b)	—	(167)	(799)
Management fees received from Castle trusts	(1,275)	(639)	(2,089)
Management fees paid to subsidiaries of AIG	—	—	95

	Successor	Predecessor
Income Statement	Period beginning February 5, 2014, and ending June 30, 2014	Period beginning January 1, 2014, and ending May 13, 2014	Six Months Ended June 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
Expense (income):
Operational Expenses paid by AerCap Ireland Capital Limited on our behalf	$7,098	$—	$—
Effect from derivative contracts with AIG Markets, Inc.(a)	(1,524)	428	595
Interest on derivative contracts with AIG Markets, Inc.	1,522	2,844	6,703
Corporate costs from AIG, including allocations	—	4,504	16,111
Interest on time deposit account with AIG Markets(b)	—	(528)	(1,625)
Management fees received from Castle trusts	(1,275)	(2,497)	(4,183)
Management fees paid to subsidiaries of AIG	—	—	126

	Successor	Predecessor
Balance Sheet	June 30, 2014	December 31, 2013
	(Dollars in thousands)	(Dollars in thousands)
Asset (liability):
Receivables from AerCap Ireland Capital Limited	$216,825	$—
Time deposit account with AIG Markets(a)	—	606,249
Derivative liabilities(b)	(4,050)	(8,348)
Current income taxes and other tax liabilities to AIG(c)	—	(316,293)
Accrued pension liability under AIG plan(d)	—	(22,881)
Corporate costs payable to AIG and amounts owed to AIG subsidiaries	—	(783)
Equity increase (decrease):
AIG common stock transferred to AIG(e)	—	(924)
Expenses paid by AIG on our behalf	—	10,053
(a)
We had a 30-day interest bearing time deposit account with AIG Markets, Inc., which was terminated in connection with the AerCap Transaction.

(b)
See Note 19—Derivative Financial Instruments.

(c)
We paid approximately $0.1 million during the period beginning January 1, 2014, and ending May 13, 2014, and approximately $0.4 million during the year ended December 31, 2013 to AIG for ILFC tax liability.

(d)
Subsequent to the AerCap Transaction, we settled the AIG Non-Qualified Retirement Income Plan liability. See Note 15—Share-Based and Other Compensation Plans.

(e)
Represents forfeited AIG share-based awards under our deferred compensation plan, which were transferred as a dividend to AIG.